Revenue Classified by Geographical Area (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 235,149	$ 157,357
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	124,713	62,018
United states [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	72,395	47,538
South Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	839	12,929
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,921	8,851
Philippines [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,408	6,249
Other states [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 29,873	$ 19,772